Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial assets	Below is an analysis of the Group’s financial assets and liabilities as at 31 December.

	2025				2024
	FVTPL	FVTOCI	Amortized cost	Total	FVTPL	FVTOCI	Amortized cost	Total
Financial assets	$m	$m	$m	$m	$m	$m	$m	$m
Investments	3.0	25.5	—	28.5	—	24.0	—	24.0
Treasury instruments	8.3	—	533.2	541.5	29.7	—	626.1	655.8
Treasury instruments (pledged) and assets held under agreements to sell (repledged)[1]	—	—	3,496.8	3,496.8	—	—	2,912.9	2,912.9
Fixed income securities	97.9	—	0.5	98.4	87.7	—	—	87.7
Equity instruments	6,924.1	—	—	6,924.1	4,678.0	—	—	4,678.0
Derivative instruments[2]	2,327.6	12.7	—	2,340.3	1,162.0	1.5	—	1,163.5
Stock borrowing	2,858.2	—	—	2,858.2	1,781.7	—	—	1,781.7
Reverse repurchase agreements	3,117.1	—	—	3,117.1	2,490.4	—	—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties	—	—	4,311.3	4,311.3	—	—	3,124.0	3,124.0
Amounts due from Prime Brokers	—	—	313.9	313.9	—	—	101.5	101.5
Amounts receivable from clients	169.5	—	2,916.2	3,085.7	51.9	—	2,685.2	2,737.1
Settlement balances	—	—	2,045.2	2,045.2	—	—	593.8	593.8
Trade debtors	56.6	—	310.8	367.4	108.7	—	174.8	283.5
Default funds and deposits	—	—	419.4	419.4	—	—	474.1	474.1
Loans receivable	—	—	283.2	283.2	—	—	89.8	89.8
Other debtors[3]	—	—	49.8	49.8	—	—	63.0	63.0
Cash and cash equivalents	—	—	2,881.2	2,881.2	—	—	2,556.6	2,556.6
	15,562.3	38.2	17,561.5	33,162.0	10,390.1	25.5	13,401.8	23,817.4
1.The fair value of the Treasury Instruments and Treasury instruments (pledged) and assets held under agreements to sell (repledged), which are Level 1 instruments as they are all quoted instruments, held at amortized cost at 31 December 2025 was $3,729.6m (2024: $3,541.7m). The fair values of other assets and liabilities at amortized cost are consistent with the carrying amount.
2. The Group manages the fixed interest risk on its vanilla debt instrument through interest rate and cross currency swaps as hedging instruments. Refer to note 23.
3.$100.3m (2024: $41.5m) of the other debtors balance mainly relates to sign-on bonuses and forgivable employee loans and are not included in the table above as they are not a financial asset.
34      Financial Instruments continued

	2025				2024
	FVTPL	FVTOCI	Amortized cost	Total	FVTPL	FVTOCI	Amortized cost	Total
Financial liabilities	$m	$m	$m	$m	$m	$m	$m	$m
Repurchase agreements	4,148.9	—	—	4,148.9	2,305.8		—	2,305.8
Derivative instruments	2,252.4	1.4	—	2,253.8	724.2	27.5	—	751.7
Short securities	2,215.7	—	—	2,215.7	1,704.6	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties	—	—	378.3	378.3	—	—	1,407.5	1,407.5
Amounts due to Prime Brokers	—	—	733.6	733.6	—	—	1,017.1	1,017.1
Amounts payable to clients	291.4	—	8,660.3	8,951.7	65.1	—	6,171.8	6,236.9
Settlement balances	—	—	2,096.4	2,096.4	—	—	482.3	482.3
Other creditors	25.5	—	104.4	129.9	7.4	—	108.6	116.0
Stock lending	4,883.0	—	613.7	5,496.7	3,480.9	—	1,471.2	4,952.1
Short-term borrowings	—	—	200.0	200.0	—	—	152.0	152.0
Debt securities[1]	4,227.0	—	1,494.6	5,721.6	2,674.6	—	929.9	3,604.5
Lease liability	—	—	97.3	97.3	—	—	77.5	77.5
Bank overdrafts	—	—	67.2	67.2	—	—	—	—
	18,043.9	1.4	14,445.8	32,491.1	10,962.6	27.5	11,817.9	22,808.0
1.Debt securities includes EMTN and the Group's Senior Note Program measured at amortized cost for which we apply fair value hedge accounting.
The following table shows an analysis of assets and liabilities recorded at fair value shown in accordance with the fair value hierarchy as at 31 December.

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets – FVTPL:
Investments	—	3.0	—	3.0	—	—	—	—
Equity instruments	6,899.2	24.8	0.1	6,924.1	4,464.3	213.7	—	4,678.0
Treasury instruments	8.3	—	—	8.3	29.7	—	—	29.7
Fixed income securities	13.4	84.5	—	97.9	75.1	12.6	—	87.7
Derivative instruments	0.6	2,322.8	4.2	2,327.6	—	1,161.3	0.7	1,162.0
Amounts receivable from clients	169.5	—	—	169.5	51.9	—	—	51.9
Trade debtors	—	56.6	—	56.6	—	108.7	—	108.7
Reverse repurchase agreements	—	3,117.1	—	3,117.1	—	2,490.4	—	2,490.4
Stock borrowing	—	2,858.2	—	2,858.2	1,781.7	—	—	1,781.7
Financial assets – FVTOCI:								—
Investments	8.8	8.7	8.0	25.5	12.6	6.3	5.1	24.0
Derivative instruments	—	12.7	—	12.7	—	1.5	—	1.5
Financial liabilities – FVTOCI:								—
Derivative instruments	—	(1.4)	—	(1.4)	—	(27.5)	—	(27.5)
Financial liabilities – FVTPL:								—
Derivative instruments	(2.8)	(2,249.6)	—	(2,252.4)	—	(724.1)	(0.1)	(724.2)
Other payables	—	(25.5)	—	(25.5)	(7.4)	—	—	(7.4)
Amounts payable to clients	(291.4)	—	—	(291.4)	(65.1)	—	—	(65.1)
Short securities	(2,127.5)	(88.1)	(0.1)	(2,215.7)	(1,644.8)	(59.8)	—	(1,704.6)
Debt securities	—	(4,190.8)	(36.2)	(4,227.0)	—	(2,668.9)	(5.7)	(2,674.6)
Stock lending	—	(4,883.0)	—	(4,883.0)	(3,480.9)	—	—	(3,480.9)
Repurchase agreements	—	(4,148.9)	—	(4,148.9)	—	(2,305.8)	—	(2,305.8)
	4,678.1	(7,098.9)	(24.0)	(2,444.8)	1,217.1	(1,791.6)	—	(574.5)
In addition to the financial instruments presented above, the Group also holds inventory which is measured at fair value less costs to sell. Refer to note 20 'Inventory' for further details.
34      Financial Instruments continued
The table below reflects the Credit quality of financial assets and does not take into account collateral held.

	FVTPL	FVTOCI	Amortized Cost								Total Financial Assets
			AA and above	AA-	A+	A	A-	BBB+	Lower and unrated	Total Amortized Cost
2025	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Investments	3.0	25.5	—	—	—	—	—	—	—	—	28.5
Treasury instruments	8.3	—	84.1	67.5	—	320.7	60.9	—	—	533.2	541.5
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	—	—	54.9	75.0	—	—	721.2	226.0	2,419.7	3,496.8	3,496.8
Fixed income securities	97.9	—	—	—	—	—	—	—	0.5	0.5	98.4
Equity instruments	6,924.1	—	—	—	—	—	—	—	—	—	6,924.1
Derivative instruments	2,327.6	12.7	—	—	—	—	—	—	—	—	2,340.3
Stock borrowing	2,858.2	—	—	—	—	—	—	—	—	—	2,858.2
Reverse repurchase agreements	3,117.1	—	—	—	—	—	—	—	—	—	3,117.1
Amounts due from exchanges, clearing houses and other counterparties	—	—	449.0	2,406.5	235.8	286.5	490.0	17.9	425.5	4,311.3	4,311.3
Amounts due from Prime Brokers	—	—	—	8.8	305.0	—	—	—	—	313.9	313.9
Amounts receivable from clients	169.5	—	—	14.5	0.1	1.2	—	4.1	2,896.3	2,916.2	3,085.7
Settlement balances	—	—	73.6	480.0	1,013.4	—	172.3	—	305.9	2,045.2	2,045.2
Trade debtors	56.6	—	—	—	—	—	—	—	310.8	310.8	367.4
Default funds and deposits	—	—	12.0	294.2	—	67.3	42.8	3.2	—	419.4	419.4
Loans receivable	—	—	—	—	—	—	—	—	283.2	283.2	283.2
Other debtors	—	—	—	—	—	—	—	—	49.8	49.8	49.8
Cash and cash equivalents	—	—	20.6	330.9	2,320.9	183.8	1.6	14.3	9.2	2,881.2	2,881.2
	15,562.3	38.2	694.2	3,677.4	3,875.2	859.5	1,488.8	265.5	6,700.9	17,561.5	33,162.0

	FVTPL	FVTOCI	Amortized Cost								Total Financial Assets
			AA and above	AA-	A+	A	A-	BBB+	Lower and unrated	Total Amortized Cost
2024	0	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Investments	—	24.0	—	—	—	—	—	—	—	—	24.0
Treasury instruments	29.7	—	35.5	436.6	124.2	—	—	—	29.8	626.1	655.8
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	—	—	2,136.1	218.2	558.6	—	—	—	—	2,912.9	2,912.9
Fixed income securities	87.7	—	—	—	—	—	—	—	—	—	87.7
Equity instruments	4,678.0	—	—	—	—	—	—	—	—	—	4,678.0
Derivative instruments	1,162.0	1.5	—	—	—	—	—	—	—	—	1,163.5
Stock borrowing	1,781.7	—	—	—	—	—	—	—	—	—	1,781.7
Reverse repurchase agreements	2,490.4	—	—	—	—	—	—	—	—	—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties	—	—	116.7	1,726.5	20.8	124.6	599.2	—	536.2	3,124.0	3,124.0
Amounts due from Prime Brokers	—	—	4.6	—	96.9	—	—	—	—	101.5	101.5
Amounts receivable from clients	51.9	—	—	—	0.6	2.0	—	6.1	2,676.5	2,685.2	2,737.1
Settlement balances	—	—	—	21.1	115.7	10.3	6.7	—	440.0	593.8	593.8
Trade debtors	108.7	—	—	—	—	—	—	—	174.8	174.8	283.5
Default funds and deposits	—	—	54.0	336.1	—	57.0	16.3	—	10.7	474.1	474.1
Loans receivable	—	—	—	—	—	—	—	—	89.8	89.8	89.8
Other debtors	—	—	—	—	—	—	—	—	63.0	63.0	63.0
Cash and cash equivalents	—	—	304.7	156.4	1,890.3	3.0	180.0	6.5	15.7	2,556.6	2,556.6
	10,390.1	25.5	2,651.6	2,894.9	2,807.1	196.9	802.3	12.6	4,036.5	13,401.8	23,817.5

Disclosure of financial liabilities	22 Debt Securities

	2025	2024
	$m	$m
Financial Products Program	4,226.1	2,667.4
Tier 2 Program	0.9	7.2
EMTN Program	382.0	333.4
Senior Note Program	1,112.6	596.5
	5,721.6	3,604.5
Hedging and Investment Solutions: Financial Products Programs
In 2018 and September 2021, we launched our Structured Notes Program and Public Offer
Program (together, the 'Financial Products Programs'), respectively, which are at the core of our Financial
Products business. The Financial Products business is part of our Hedging and Investment solutions segment and provides our clients with a broad range of structured investment products (the 'Structured
Notes') and represents a way to diversify our sources of funding and to reduce the utilization of our revolving credit facilities. The Financial Products business allows investors to build their own Structured
Notes across numerous asset classes, including commodities, equities, foreign exchange, digital assets and fixed income products.
Under the Financial Products Program, the Company and Marex Financial (a subsidiary) may issue warrants, certificates or notes, including auto callable, fixed, stability and capital linked notes with varied terms. As at 31 December 2025, the fair value of the Group's debt securities issued under the Financial
Products Program was $4,226.1m (2024: $2,667.4m), with an average expected maturity of 15 months
(2024: 17 months) however some of those debt securities issued include early redemption clauses exercised at the election of the investor if the underlying conditions are met. The average imputed interest rate of the notes was 5.8% (2024: 6.4%). These notes are designated at fair value through profit and loss.
Tier 2 Program
Under the Tier 2 Program, Marex Financial may issue subordinated notes including fixed or floating rate, zero coupon, share or index linked notes with varied terms that qualify as Tier 2 Capital.
The Tier 2 Program has been approved by the Vienna Stock Exchange and the Tier 2 Notes are
listed on the Vienna Multilateral Trading Facility. As at 31 December 2025, the Group had $0.9m (2024:
$7.2m) of debt securities issued under the Tier 2 Program with an average maturity of 21 months (2024:
14 months) and an average interest rate of SOFR plus 643 basis points (2024: SOFR plus 643 basis points). In November 2025, $6.3m of the Group's Tier 2 notes matured and were not replaced.
EMTN Program
In October 2022, the Company entered into a Euro Medium Term Note (‘EMTN’) Program under which it may, from time to time, issue tranches of notes of varying terms (EMTN Notes). The maximum aggregate principal amount of EMTN Notes outstanding at any time during the duration of the EMTN
Program is $750.0m (or the equivalent in other currencies). The EMTN Notes constitute direct, unconditional, unsubordinated and unsecured obligations of the Company. The EMTN Notes rank at least pari passu with all other outstanding unsecured and unsubordinated obligations of the Company. The
EMTN Program also contains certain customary events of default and optional redemption, and the
Company has provided certain customary undertakings, such as restricting the creation of security over the Company's and the Company's subsidiaries’ assets.
In February 2023, the Company issued senior fixed rate notes due 2 February 2028 in the amount of €300m for net proceeds of €298.5m at an interest rate of 8.375%. As at 31 December 2025, the Group had $382.0m (2024: $333.4m) of debt securities issued under the EMTN Program with an average maturity of 25 months (2024: 37 months) and an average interest rate of 8.375% (2024: 8.375%). These
EMTN notes are designated in a fair value hedging relationship for interest rate risk. The EMTN Program and the EMTN Notes are listed on the Vienna Multilateral Trading Facility of the Vienna Stock Exchange.
Senior Note Program
In October 2024, the Company filed a Form F-1 Registration Statement with the SEC to offer, on a continuous basis, up to $700.0m in aggregate principal amount (or the equivalent thereof if any other currency) of senior notes due nine months or more from date of issue (the “F-1 Program”) and, in May
2025, the Company filed a Form F-3 Registration Statement with the SEC under which we can offer senior debt securities, subordinated debt securities and contingent capital securities (the “F-3 Program”).
The senior notes issued under these programs represent direct, senior and unsecured obligations and rank pari passu with other senior unsecured indebtedness. The Senior Notes program contains certain customary events of default and optional redemption, and the Company has provided certain customary undertakings, such as restricting the creation of security over the Company’s and the Company’s subsidiaries’ assets. The Senior Notes are listed on the Vienna Multilateral Trading Facility of the Vienna
Stock Exchange.
In October 2024, the Company completed an offering under the Senior Notes Program of 5-year senior fixed rate notes due 4 November 2029 totaling $600.0m for net proceeds of $596.7m at an interest rate of 6.404%
During May 2025, the Company completed a further offering of 3-year senior fixed rate notes due 8
May 2028 totaling $500.0m  for net proceeds of $498.3m at an interest rate of 5.829%.
As at 31 December 2025, the Group had $1,112.6m  (2024: $596.5m) of debt securities issued under the Senior Note Program with an average maturity of 37 months (2024: 58 months) and an average interest rate of 6.1% (2024: 6.4%).
The notes issued under the Senior Note Program are designated in a fair value hedging relationship for interest rate risk. Refer to note 23 for further detail.
In addition to the above debt programs, the Company issued Additional Tier 1 (AT1) securities which are accounted for as equity instruments and disclosed in note 31.
Cashflow classification
Cash flows from operations includes the movement of debt securities except for debt securities issued under the Tier 2 Program and are presented within the section labelled working capital. Debt securities have been split into those that represent revenue producing activities and are part of the ongoing operations of the Group which include Financial Products Program, EMTN Program and the
Senior Notes Programs. Tier 2 securities qualify as Tier 2 Capital and therefore are presented as cash flows from financing activities given the nature of the instruments are capital in nature.
Below is an analysis of the Group’s financial assets and liabilities as at 31 December.

	2025				2024
	FVTPL	FVTOCI	Amortized cost	Total	FVTPL	FVTOCI	Amortized cost	Total
Financial assets	$m	$m	$m	$m	$m	$m	$m	$m
Investments	3.0	25.5	—	28.5	—	24.0	—	24.0
Treasury instruments	8.3	—	533.2	541.5	29.7	—	626.1	655.8
Treasury instruments (pledged) and assets held under agreements to sell (repledged)[1]	—	—	3,496.8	3,496.8	—	—	2,912.9	2,912.9
Fixed income securities	97.9	—	0.5	98.4	87.7	—	—	87.7
Equity instruments	6,924.1	—	—	6,924.1	4,678.0	—	—	4,678.0
Derivative instruments[2]	2,327.6	12.7	—	2,340.3	1,162.0	1.5	—	1,163.5
Stock borrowing	2,858.2	—	—	2,858.2	1,781.7	—	—	1,781.7
Reverse repurchase agreements	3,117.1	—	—	3,117.1	2,490.4	—	—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties	—	—	4,311.3	4,311.3	—	—	3,124.0	3,124.0
Amounts due from Prime Brokers	—	—	313.9	313.9	—	—	101.5	101.5
Amounts receivable from clients	169.5	—	2,916.2	3,085.7	51.9	—	2,685.2	2,737.1
Settlement balances	—	—	2,045.2	2,045.2	—	—	593.8	593.8
Trade debtors	56.6	—	310.8	367.4	108.7	—	174.8	283.5
Default funds and deposits	—	—	419.4	419.4	—	—	474.1	474.1
Loans receivable	—	—	283.2	283.2	—	—	89.8	89.8
Other debtors[3]	—	—	49.8	49.8	—	—	63.0	63.0
Cash and cash equivalents	—	—	2,881.2	2,881.2	—	—	2,556.6	2,556.6
	15,562.3	38.2	17,561.5	33,162.0	10,390.1	25.5	13,401.8	23,817.4
1.The fair value of the Treasury Instruments and Treasury instruments (pledged) and assets held under agreements to sell (repledged), which are Level 1 instruments as they are all quoted instruments, held at amortized cost at 31 December 2025 was $3,729.6m (2024: $3,541.7m). The fair values of other assets and liabilities at amortized cost are consistent with the carrying amount.
2. The Group manages the fixed interest risk on its vanilla debt instrument through interest rate and cross currency swaps as hedging instruments. Refer to note 23.
3.$100.3m (2024: $41.5m) of the other debtors balance mainly relates to sign-on bonuses and forgivable employee loans and are not included in the table above as they are not a financial asset.
34      Financial Instruments continued

	2025				2024
	FVTPL	FVTOCI	Amortized cost	Total	FVTPL	FVTOCI	Amortized cost	Total
Financial liabilities	$m	$m	$m	$m	$m	$m	$m	$m
Repurchase agreements	4,148.9	—	—	4,148.9	2,305.8		—	2,305.8
Derivative instruments	2,252.4	1.4	—	2,253.8	724.2	27.5	—	751.7
Short securities	2,215.7	—	—	2,215.7	1,704.6	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties	—	—	378.3	378.3	—	—	1,407.5	1,407.5
Amounts due to Prime Brokers	—	—	733.6	733.6	—	—	1,017.1	1,017.1
Amounts payable to clients	291.4	—	8,660.3	8,951.7	65.1	—	6,171.8	6,236.9
Settlement balances	—	—	2,096.4	2,096.4	—	—	482.3	482.3
Other creditors	25.5	—	104.4	129.9	7.4	—	108.6	116.0
Stock lending	4,883.0	—	613.7	5,496.7	3,480.9	—	1,471.2	4,952.1
Short-term borrowings	—	—	200.0	200.0	—	—	152.0	152.0
Debt securities[1]	4,227.0	—	1,494.6	5,721.6	2,674.6	—	929.9	3,604.5
Lease liability	—	—	97.3	97.3	—	—	77.5	77.5
Bank overdrafts	—	—	67.2	67.2	—	—	—	—
	18,043.9	1.4	14,445.8	32,491.1	10,962.6	27.5	11,817.9	22,808.0
1.Debt securities includes EMTN and the Group's Senior Note Program measured at amortized cost for which we apply fair value hedge accounting.
The following table shows an analysis of assets and liabilities recorded at fair value shown in accordance with the fair value hierarchy as at 31 December.

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets – FVTPL:
Investments	—	3.0	—	3.0	—	—	—	—
Equity instruments	6,899.2	24.8	0.1	6,924.1	4,464.3	213.7	—	4,678.0
Treasury instruments	8.3	—	—	8.3	29.7	—	—	29.7
Fixed income securities	13.4	84.5	—	97.9	75.1	12.6	—	87.7
Derivative instruments	0.6	2,322.8	4.2	2,327.6	—	1,161.3	0.7	1,162.0
Amounts receivable from clients	169.5	—	—	169.5	51.9	—	—	51.9
Trade debtors	—	56.6	—	56.6	—	108.7	—	108.7
Reverse repurchase agreements	—	3,117.1	—	3,117.1	—	2,490.4	—	2,490.4
Stock borrowing	—	2,858.2	—	2,858.2	1,781.7	—	—	1,781.7
Financial assets – FVTOCI:								—
Investments	8.8	8.7	8.0	25.5	12.6	6.3	5.1	24.0
Derivative instruments	—	12.7	—	12.7	—	1.5	—	1.5
Financial liabilities – FVTOCI:								—
Derivative instruments	—	(1.4)	—	(1.4)	—	(27.5)	—	(27.5)
Financial liabilities – FVTPL:								—
Derivative instruments	(2.8)	(2,249.6)	—	(2,252.4)	—	(724.1)	(0.1)	(724.2)
Other payables	—	(25.5)	—	(25.5)	(7.4)	—	—	(7.4)
Amounts payable to clients	(291.4)	—	—	(291.4)	(65.1)	—	—	(65.1)
Short securities	(2,127.5)	(88.1)	(0.1)	(2,215.7)	(1,644.8)	(59.8)	—	(1,704.6)
Debt securities	—	(4,190.8)	(36.2)	(4,227.0)	—	(2,668.9)	(5.7)	(2,674.6)
Stock lending	—	(4,883.0)	—	(4,883.0)	(3,480.9)	—	—	(3,480.9)
Repurchase agreements	—	(4,148.9)	—	(4,148.9)	—	(2,305.8)	—	(2,305.8)
	4,678.1	(7,098.9)	(24.0)	(2,444.8)	1,217.1	(1,791.6)	—	(574.5)
In addition to the financial instruments presented above, the Group also holds inventory which is measured at fair value less costs to sell. Refer to note 20 'Inventory' for further details.
34      Financial Instruments continued

Disclosure of fair value measurement of assets	The following table summarizes the movements in the Level 3 balances during the year.
Asset and liability transfers between Level 2 and Level 3 are primarily due to either an increase or decrease in observable market activity related to an input or a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant. There were no transfers between any other levels during the year (2024: no transfers).
Reconciliation of Level 3 fair value measurements of financial assets

	2025	2024
	$m	$m
Balance at 1 January	5.8	0.8
Purchases	7.0	5.3
Settlements	(0.3)	(0.8)
Total gains or losses in the period recognized in the income statement:
Market Making revenue	0.2	0.4
Transfers out of Level 3	(0.4)	(0.1)
Transfers into Level 3	—	0.2
Balance at 31 December	12.3	5.8

Disclosure of fair value measurement of liabilities	34 Financial Instruments continued
Reconciliation of Level 3 fair value measurements of financial liabilities

	2025	2024
	$m	$m
Balance at 1 January	5.8	6.0
Purchases	20.1	4.3
Settlements	(0.2)	(2.5)
Total gains or losses in the period recognized in the income statement:
Market Making revenue	12.0	(0.3)
Transfers out of Level 3	(1.5)	(1.9)
Transfers into Level 3	—	0.2
Balance at 31 December	36.3	5.8

Disclosure of offsetting of financial assets and financial liabilities	The effect of offsetting is disclosed below:

	Gross amount	Amounts set-off	Net amount presented	Non-cash collateral rec’d/ (pledged)	Cash collateral rec’d/ (pledged)	Net amount
2025	$m	$m	$m	$m	$m	$m
Financial assets
Amounts due from exchanges, clearing houses and other counterparties	4,971.8	(660.5)	4,311.3	—	—	4,311.3
Reverse repurchase agreements	86,057.2	(82,940.1)	3,117.1	3,053.3	—	63.8
Derivative instruments	3,435.5	(1,095.2)	2,340.3	—	277.0	2,063.3
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	3,496.8	—	3,496.8	2,618.9	—	877.9
Loans receivable	283.2	—	283.2	178.3	—	104.9
Stock borrowing	2,858.2	—	2,858.2	2,701.9	28.7	127.6
Amounts due from Prime Brokers	313.9	—	313.9	313.9	—	—
Amounts receivable from clients	3,085.7	—	3,085.7	2,021.0	—	1,064.7
Financial liabilities
Amounts due to exchanges, clearing houses and other counterparties	1,038.8	(660.5)	378.3	—	—	378.3
Repurchase agreements	87,089.3	(82,940.1)	4,149.2	(4,067.9)	—	81.3
Derivative instruments	3,279.6	(1,025.8)	2,253.8	—	(291.4)	1,962.4
Stock lending	5,496.9	—	5,496.9	(5,350.7)	—	146.2
Amounts due to Prime Brokers	733.6	—	733.6	(733.6)	—	—
Amounts payable to clients	9,021.2	(69.5)	8,951.7	(1,291.2)	—	7,660.5

	Gross amount	Amounts set-off	Net amount presented	Non-cash collateral rec’d/ (pledged)	Cash collateral rec’d/ (pledged)	Net amount
2024	$m	$m	$m	$m	$m	$m
Financial assets
Amounts due from exchanges, clearing houses and other counterparties	3,723.0	(507.5)	3,215.5	—	—	3,215.5
Reverse repurchase agreements	50,848.4	(48,358.0)	2,490.4	2,490.4	—	—
Derivative Instruments	2,278.8	(1,115.3)	1,163.5	—	420.1	743.4
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	2,912.9	—	2,912.9	1,708.3	—	1,204.6
Stock borrowing	1,781.7	—	1,781.7	1,692.4	—	89.3
Amounts due from Prime Brokers	101.5	—	101.5	101.5	—	—
Amounts receivable from clients	2,737.1	—	2,737.1	1,373.4	—	1,363.7
Financial liabilities
Amounts due to exchanges, clearing houses and other counterparties	1,919.3	(417.8)	1,501.5	—	—	1,501.5
Repurchase agreements	50,663.8	(48,358.0)	2,305.8	(2,279.3)	—	26.5
Derivative Instruments	1,867.0	(1,115.3)	751.7	—	(192.2)	559.5
Stock lending	4,952.1	—	4,952.1	(4,824.2)	—	127.9
Amounts due to Prime Brokers	1,017.1	—	1,017.1	(1,017.1)	—	—
Amounts payable to clients	6,236.9	—	6,236.9	(802.9)	—	5,434.0